UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2018 to November 30, 2018
Commission File Number of issuing entity: 333-208659-02
Central Index Key Number of issuing entity: 0001713660
USAA Auto Owner Trust 2017-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-208659
Central Index Key Number of depositor: 0001178049
USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor: 0000908392
USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)

Brett Seybold (210) 456-2220
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	82-6467553
(State or other jurisdiction of incorporation	(I.R.S. Employer
or organization of the issuing entity)	Identification No.)

919 North Market Street, Suite 1600
Wilmington, Delaware	19801

(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 575-2016
(Telephone number, including area code)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[____]	[____]	[ X ]
A-2	[____]	[____]	[ X ]
A-3	[____]	[____]	[ X ]
A-4	[____]	[____]	[ X ]
B	[____]	[____]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes:     X        No:

Part I – Distribution Information
Item 1. Distribution and Pool Performance Information.
The description of the distribution and pool performance for the distribution period from November 1, 2018 to November 30, 2018 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.
Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of September 20, 2017, between USAA Auto Owner Trust 2017-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of September 20, 2017, among the Trust, USAA Acceptance, LLC, as depositor, and USAA Federal Savings Bank, as seller and servicer. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed as exhibits to the registrant’s current Report on Form 8-K with the Securities and Exchange Commission (the “Commission”) on September 21, 2017.
See the Indenture, the Sale and Servicing Agreement and the Prospectus dated September 13, 2017 filed with the Commission on September 14, 2017 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information included in Exhibit 99.1.
No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2018 to November 30, 2018. The Securitizer filed its most recent Form ABS-15G on February 14, 2018. The CIK number of the Securitizer is 0000908392.
Item 1A. Asset Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on December 18, 2018 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.
The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.
Item 1B. Asset Representations Reviewer and Investor Communication.
None
Part II – Other Information
Item 2. Legal Proceedings.

The following three paragraphs are a disclosure received from U.S. Bank National Association, the Indentured Trustee for this transaction.

"Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association ("U.S. Bank"), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above. Previously, U.S. Bank disclosed that the most substantial case was: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.) (collectively, the "BlackRock cases"). U.S. Bank has entered into a settlement agreement that will resolve the BlackRock cases following approval of the dismissals by the applicable court. Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously."
Item 3. Sales of Securities and Use of Proceeds.
None
 Item 4. Defaults Upon Senior Securities.
None
Item 5. Submission of Matters to a Vote of Security Holders.
None
Item 6. Significant Obligors of Pool Assets.

None
Item 7. Change in Sponsor Interest in the Securities.
None
Item 8. Significant Enhancement Provider Information.
None
Item 9. Other Information.
None
Item 10. Exhibits.

Exhibit No.	Description

99.1	Monthly Statement to Noteholders
102	Asset Data File
103	Asset Related Document (Additional Explanatory Narrative)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USAA Auto Owner Trust 2017-1 By: USAA FEDERAL SAVINGS BANK

By:	/s/ Brett Seybold
Name: Brett Seybold
Title: Senior Vice President - Treasurer

Dated: December 18, 2018